Interest expense - Schedule of Interest Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Interest costs [abstract]
Interest accretion on deferred consideration	$ 0	$ 306,388	$ 159,904
Interest accretion on lease liability	95,219	86,407	52,075
Debenture interest	10,301,143	6,039,527
Other interest expenses	1,523	2,335	0
Total	$ 10,397,885	$ 6,434,657	$ 211,979